                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
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Check Here if Amendment / /; Amendment Number:
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This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Affiliated Managers Group, Inc.
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   Address:      600 Hale Street
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                 Prides Crossing, Massachusetts 01965
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Form 13F File Number:       28-04975
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    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kingston, III
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Title:   Vice Chairman, General Counsel and Secretary
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Phone:   617-747-3300
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Signature, Place, and Date of Signing:

/s/ John Kingston, III      Prides Crossing, Massachusetts   August 14, 2012
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[Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    /X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:

Form 13F File     Name
Number

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28-12347          Aston Asset Management, LP
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28-05835          Chicago Equity Partners, LLC
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28-00878          Essex Investment Management Company, LLC
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28-05582          First Quadrant, L.P.
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28-11858          Foyston, Gordon & Payne Inc.
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28-01346          Friess Associates, LLC
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28-01185          Frontier Capital Management Company, LLC
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28-04145          Gannett Welsh & Kotler, LLC
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28-10957          Genesis Asset Managers, LLP
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28-10955          Genesis Investment Management, LLP
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28-04434          Harding Loevner LP
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28-04534          J.M. Hartwell Limited Partnership
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28-04884          The Renaissance Group LLC
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28-05015          Systematic Financial Management, L.P.
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28-11289          Third Avenue Management LLC
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28-11092          TimesSquare Capital Management, LLC
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28-10163          Trilogy Global Advisors, LP
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28-01222          Tweedy, Browne Company LLC
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28-10942          Veritable, LP
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28-00262          Welch & Forbes LLC
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28-03760          Yacktman Asset Management LP
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